MARKETABLE SECURITIES - CASH, CASH EQUIVALENTS AND MARKETABLE SECURITIES (Details) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
MARKETABLE SECURITIES
Cash.		$ 111	$ 116
Money market funds	$ 16,524	21,353	14,804
Marketable securities	734	11,577	5,274
Total cash, cash equivalents and marketable securities	$ 17,200	$ 33,041	$ 20,194